OPERATING SEGMENT INFORMATION - Segment Capital Expenditures (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Capital expenditures	€ (146)	€ (134)
P&ARP
Disclosure of operating segments [line items]
Capital expenditures	(74)	(71)
A&T
Disclosure of operating segments [line items]
Capital expenditures	(38)	(37)
AS&I
Disclosure of operating segments [line items]
Capital expenditures	(32)	(25)
H&C
Disclosure of operating segments [line items]
Capital expenditures	€ (2)	€ (1)